PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current
Federal	$ 53,403	$ 55,679
State	(737)	15,858
Foreign	0	0
Total current	52,666	71,537
Deferred
Federal	(1,590)	(23,771)
State	593	(18,215)
Foreign	1,006	6,552
Total deferred	9	(35,434)
Change in valuation allowance	(2,802)	(3,153)
Total	$ 49,873	$ 32,950